December 2,1999

Securities and Exchange Commission
450 Fifth Street, N.W.
Judiciary Plaza
Washington, D.C. 20549

Attention:  Division of Investment Management

       Re:  Merrill Lynch Colorado Municipal Bond
	    Fund of Merrill Lynch Multi-State
	    Municipal Series Trust Post-Effective
	    Amendment No. 8 to the Registration
	    Statement on Form N-1A(Securities Act
	    File No. 33-50051 Investment Company
	    Act File No. 811-4375)

Ladies and Gentlemen:

           Pursuant to Rule 497(j) under the Securities
	 Act of 1933, as amended (the "1933 Act"),
         Merrill Lynch Colorado Municipal Bond Fund of
	 Merrill Lynch Multi-State Municipal Series Trust
	 (the "Trust") hereby certifies that:

   (1) the form of prospectus and statement of additional information that would have been filed pursuant to Rule 497 (c) under the 1933 Act would not have differed from that contained in Post-Effective
       Amendment No. 8 to the Trust's Registration
       Statement on Form N-1A, constituting the most recent amendment to the Trust's Registration
       Statement on Form N-1A; and

   (2) the text of Post-Effective Amendment No. 8 to the Trust's Registration Statement on Form N-1A was filed electronically with the Securities and Exchange Commission on November 24,1999.

				 Very truly yours,

	    	        Merrill Lynch Colorado Municipal
			Bond Fund of Merrill Lynch Multi-
			State Municipal Series Trust

			By:       Alice A. Pellegrino /s/
		    	  _________________________
				  Alice A. Pellegrino
		     	 	    Secretary